Lease (Tables)	12 Months Ended
Dec. 31, 2022
Lease [Abstract]
Schedule of total carrying value of our non-marketable investments
	For the year ended December 31, 2022	For the year ended December 31, 2021
Lease cost
Finance lease cost:
Depreciation	$47,818	$47,819
Interest on lease liabilities	1,435	4,450
Operating lease cost	349,031	425,280
Short-term lease cost	85,598	86,125
Variable lease cost	-	-
Sublease income	-	-
Total lease cost	$483,882	$563,674

Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$369,505	$450,807
Financing cash flows from finance leases	49,358	53,846
Right-of-use assets obtained in exchange for new operating lease liabilities	549,596	-
Weighted-average remaining lease term – finance leases	-	0.9 years
Weighted-average remaining lease term – operating leases	1.1 years	1.0 years
Weighted-average discount rate – finance leases	2.5%	2.5%
Weighted-average discount rate – operating leases	8.0%	8.0%

Schedule of maturity analysis of operating leases liabilities
December 31, 2022
Remaining periods ending December 31,
2023	$298,409
2024	58,434
Total future undiscounted cash flow	356,843
Less: Discount on operating lease liabilities	(15,511)
Present value of operating lease liabilities	341,332
Less: Current portion of operating lease liabilities	(310,548)
Non-current portion of operating lease liabilities	$30,784